Significant Contingent Liabilities and Unrecognized Contract Commitments - Summary of Outstanding Commitments on Purchase Agreements (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Commitments [Abstract]
Cancelable outstanding commitments on purchase agreements for research and manufacturing of medicines	$ 211,983	$ 7,549	$ 130,089